INTANGIBLE ASSETS (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Apr. 30, 2024	Apr. 30, 2023	Apr. 30, 2024	Apr. 30, 2023	Oct. 31, 2023	Oct. 31, 2022
Amortization of intangible assets	$ 16,948	$ 32,934	$ 33,896	$ 65,868	$ 131,736	$ 131,735
Impairment expense					577,852	$ 914,091
Fitore Inc [Member]
Impairment expense					243,795
Infini Vive MD [Member]
Impairment expense					$ 334,057